UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment 		[ ]; Amendment Number: ______
This Amendment (Check only one.): 	[ ]  is a restatement.
                                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RGM Capital, L.L.C.
Address: 6621 Willow Park Drive; Suite One
         Naples, FL  34103

Form 13F File Number: 28-12274

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert G. Moses
Title:   Managing Member
Phone:   239-593-1280

Signature, Place, and Date of Signing:

   /s/ Robert G. Moses           Naples, FL              August 11, 2009
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          16
Form 13F Information Table Value Total:     $88,116
                                        -----------
                                        (Thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.              Form 13F File Number               Name
______________   28-_____________________________   ___________________________


					FORM 13F INFORMATION TABLE


                   	             		   VALUE     SH/    SH/ PUT/ INVSMNT OTHER    VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS 	CUSIP    (x$1000)  PRN AMT  PRN CALL DSCRETN MGRS    SOLE  SHARED  NONE
--------------------   -------------- ---------  -------- --------  --- ---- ------- -----   ----  ------  ----
ACCELRYS INC		  COM	      00430U103	  $1,846   312,374  SH 	      SOLE   NONE    312,374  0	    0
ACTUATE CORP		  COM	      00508B102	  $5,351 1,114,814  SH 	      SOLE   NONE  1,114,814  0     0
ALLOY INC		  COM	      019855303	  $4,788   905,013  SH 	      SOLE   NONE    905,013  0	    0
ASPEN TECHNOLOGY INC	  COM	      045327103	  $1,369   160,539  SH 	      SOLE   NONE    160,539  0	    0
CASCADE MICROTECH INC	  COM	      147322101	  $5,655 1,549,384  SH 	      SOLE   NONE  1,549,384  0	    0
DELIA'S INC NEW		  COM	      246911101	  $5,251 2,206,387  SH 	      SOLE   NONE  2,206,387  0	    0
DIXIE GROUP INC CL A	  COM	      255519100	  $3,314 1,138,925  SH 	      SOLE   NONE  1,138,925  0	    0
GUIDANCE SOFTWARE INC	  COM	      401692108	  $2,091   557,573  SH 	      SOLE   NONE    557,573  0	    0
LAM RESEARCH CORP	  COM	      512807108	 $12,590   484,213  SH 	      SOLE   NONE    484,213  0	    0
MIDAS GROUP INC		  COM	      595626102	  $8,098   772,739  SH 	      SOLE   NONE    772,739  0	    0
OPNET TECHNOLOGIES INC	  COM	      683757108   $7,627   832,622  SH 	      SOLE   NONE    832,622  0	    0
PROS HOLDINGS INC	  COM	      74346Y103	  $2,763   340,307  SH 	      SOLE   NONE    340,307  0	    0
SUPPORT.COM INC		  COM	      868587106	  $2,767 1,269,175  SH 	      SOLE   NONE  1,269,175  0	    0
SPSS INC		  COM	      78462K102	 $10,339   309,820  SH 	      SOLE   NONE    309,820  0	    0
TYLER TECHNOLOGIES INC	  COM	      902252105	 $10,548   675,281  SH 	      SOLE   NONE    675,281  0	    0
UNICA CORP		  COM	      904583101	  $3,719   678,559  SH 	      SOLE   NONE    678,559  0	    0
						--------
						 $88,116
						--------